Shareholder Report, Holdings (Details) - Capital Group Growth ETF	May 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.71%
Communications Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%

[1]	Less than 0.01%.